Advances for Vessels Under Construction and Other Vessels' Costs (Details) $ in Thousands	3 Months Ended	12 Months Ended			13 Months Ended
	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) Contract Vessel	Dec. 31, 2024 USD ($) Contract	Dec. 31, 2023 USD ($)	Apr. 30, 2024 USD ($) Payment Contract Vessel t
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Number of shipbuilding contracts entered into | Contract		2	4
Number of hulls being constructed | Vessel		2
Predelivery Installments [Abstract]
Beginning balance		$ 50,230	$ 9,488
Predelivery installments to shipyard		121,179	40,742
Predelivery installments transfer to Vessels, net		(128,095)
Ending balance		43,314	50,230	$ 9,488
Capitalized Costs [Abstract]
Beginning balance		8,238	1,815
Predelivery capitalized costs		4,695	6,423
Capitalized costs transfer to Vessels, net		(7,522)
Ending balance		5,411	8,238	1,815
Total [Abstract]
Beginning balance		58,468	11,303
Total predelivery installments to shipyard		121,179	40,742
Total predelivery capitalized costs		4,695	6,423
Total transfer to Vessels, net		(135,617)
Ending balance		$ 48,725	58,468	11,303
Product/Crude Oil Tankers [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Number of hulls being constructed | Vessel					3
Hull 1597 [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Hull delivery date		January 14, 2026
Hulls 1515 and 1596 [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Hull delivery date		during 2025
Transferred to vessels, net	$ 135,617
Hull 1624 [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Expected hull delivery date		first quarter 2027
Product Oil/Chemical Tankers [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Number of hulls being constructed | Vessel					1
Shipbuilding Construction Contracts [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Number of shipbuilding contracts entered into | Contract					4
Shipbuilding Construction Contracts [Member] | Hull 1515 [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
DWT | t					114,000
Gross contract price					$ 63,250
Number of installment payments to be paid | Payment					5
Installment payment made				9,488
Interest expense capitalized				540
Costs capitalized				$ 1,275
Shipbuilding Construction Contracts [Member] | Hull 1596 [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
DWT | t					114,000
Gross contract price					$ 64,845
Number of installment payments to be paid | Payment					5
Shipbuilding Construction Contracts [Member] | Hull 1597 [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
DWT | t					114,000
Gross contract price					$ 64,845
Number of installment payments to be paid | Payment					5
Shipbuilding Construction Contracts [Member] | Hulls 1515 and 1596 [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Installment payment made		$ 96,072
Number of new building vessels delivered | Vessel		2
Transferred to vessels, net		$ 135,617
Interest expense capitalized		1,358
Costs capitalized		1,350
Shipbuilding Construction Contracts [Member] | Hull 1624 [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
DWT | t					75,000
Gross contract price					$ 56,533
Number of installment payments to be paid | Payment					5
Shipbuilding Construction Contracts [Member] | Hull 1597 and 1624 [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Installment payment made		25,107
Interest expense capitalized		1,626
Costs capitalized		$ 361
Shipbuilding Construction Contracts [Member] | Hulls H1515, H1596, H1597 and H1624 [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Installment payment made			40,742
Interest expense capitalized			2,435
Costs capitalized			$ 3,989